Medalist Partners MBS Total Return Fund
Schedule of Investments
February 28, 2025 (Unaudited)

NON-AGENCY RESIDENTIAL MORTGAGE-BACKED SECURITIES - 57.8%	Par	Value
AFC Home Equity Loan Trust, Series 1997-3, Class 1A4, 7.47%, 09/27/2027 (b)	$16,771	$16,647
AMSR Trust, Series 2021-SFR3, Class H, 4.90%, 10/17/2038 (a)	1,750,000	1,661,609
Asset Backed Securities Corp. Home Equity Loan Trust, Series 1999-LB1, Class A1F, 7.11%, 06/21/2029	106,444	106,396
Banc of America Funding Corp.
Series 2006-D, Class 5A2, 5.43%, 05/20/2036 (c)	5,495	4,923
Series 2008-R4, Class 1A4, 4.88% (1 mo. Term SOFR + 0.56%), 07/25/2037 (a)	1,034,105	707,812
BRAVO Residential Funding Trust, Series 2024-NQM2, Class B1, 7.91%, 02/25/2064 (a)	1,335,000	1,372,269
Carrington Mortgage Loan Trust, Series 2006-NC3, Class A4, 4.67% (1 mo. Term SOFR + 0.35%), 08/25/2036	3,750,000	3,060,225
Chase Mortgage Finance Corp.
Series 2020-CL1, Class M4, 8.78% (1 mo. Term SOFR + 4.46%), 10/25/2057 (a)	239,871	252,067
Series 2024-RPL4, Class A1A, 3.38%, 12/25/2064 (a)(c)	1,770,107	1,592,147
CHNGE Mortgage Trust, Series 2022-1, Class A1, 3.01%, 01/25/2067 (a)(c)	1,956,401	1,840,041
Citigroup Mortgage Loan Trust, Series 2004-HYB4, Class WA, 6.98%, 12/25/2034 (c)	2,655	2,613
COLT Funding LLC
Series 2021-6, Class B1, 4.12%, 12/25/2066 (a)(c)	1,713,000	1,499,562
Series 2022-1, Class B1, 4.16%, 12/27/2066 (a)(c)	3,000,000	2,702,731
COLT Mortgage Loan Trust
Series 2021-3, Class B2, 4.12%, 09/27/2066 (a)(c)	1,578,000	1,213,774
Series 2021-4, Class B2, 4.14%, 10/25/2066 (a)(c)	2,625,000	1,993,446
Conseco Finance Home Loan Trust, Series 2000-E, Class B1, 10.26%, 08/15/2031 (c)	48,834	6,572
CoreVest American Finance Trust
Series 2019-1, Class D, 4.82%, 03/15/2052 (a)	1,391,375	1,395,123
Series 2019-1, Class E, 5.53%, 03/15/2052 (a)(c)	242,500	232,535
Countrywide Alternative Loan Trust
Series 2004-15, Class 2A2, 6.63%, 09/25/2034 (c)	155,373	143,086
Series 2006-4CB, Class 2A3, 5.50%, 04/25/2036	3,296	2,376
Series 2006-OA3, Class 1A1, 4.83% (1 mo. Term SOFR + 0.51%), 05/25/2036	6,357	5,795
Series 2006-OA9, Class 1A1, 4.83% (1 mo. Term SOFR + 0.31%), 07/20/2046	20,944	17,469
Credit Suisse Mortgage Trust
Series 2020-AFC1, Class B1, 3.45%, 02/25/2050 (a)(c)	4,228,000	3,823,189
Series 2020-AFC1, Class B2, 4.42%, 02/25/2050 (a)(c)	5,459,650	5,001,352
Deephaven Residential Mortgage Trust
Series 2021-1, Class B2, 3.96%, 05/25/2065 (a)(c)	3,200,000	2,806,923
Series 2021-4, Class B2, 4.44%, 11/25/2066 (a)(c)	4,000,000	3,167,672
Eagle Re Ltd., Series 2023-1, Class M1A, 6.35% (30 day avg SOFR US + 2.00%), 09/26/2033 (a)	519,861	522,030
Ellington Financial Mortgage Trust
Series 2022-4, Class B1, 5.94%, 09/25/2067 (a)(c)	3,000,000	2,954,418
Series 2024-RM2, Class A1A, 5.00%, 07/25/2054 (a)	1,085,380	1,036,083
Fannie Mae Connecticut Avenue Securities
Series 2020-SBT1, Class 1B1, 11.22% (30 day avg SOFR US + 6.86%), 02/25/2040 (a)	2,000,000	2,161,902
Series 2023-R07, Class 2M2, 7.60% (30 day avg SOFR US + 3.25%), 09/25/2043 (a)	3,500,000	3,708,915
Series 2024-R01, Class 1B1, 7.05% (30 day avg SOFR US + 2.70%), 01/25/2044 (a)	1,000,000	1,033,687
Series 2024-R01, Class 1B2, 8.35% (30 day avg SOFR US + 4.00%), 01/25/2044 (a)	1,000,000	1,046,222
Series 2024-R02, Class 1B2, 8.05% (30 day avg SOFR US + 3.70%), 02/25/2044 (a)	2,500,000	2,613,818
Series 2024-R03, Class 2B1, 7.15% (30 day avg SOFR US + 2.80%), 03/25/2044 (a)	1,500,000	1,557,671
FIGRE Trust 2023-HE1
Series 2024-HE4, Class A, 5.06%, 09/25/2054 (a)(c)	1,377,584	1,386,085
Series 2024-HE4, Class B, 5.25%, 09/25/2054 (a)(c)	918,389	921,085
Flagstar Mortgage Trust, Series 2018-1, Class B5, 3.94%, 03/25/2048 (a)(c)	1,206,000	850,884
Fort KL, Series 2021-SFR1, Class G, 4.11%, 09/17/2038 (a)	2,811,000	2,589,926
Freddie Mac Structured Agency Credit Risk
Series 2019-DNA4, Class B2, 10.72% (30 day avg SOFR US + 6.36%), 10/25/2049 (a)	2,216,000	2,498,322
Series 2019-FTR3, Class B2, 9.27% (30 day avg SOFR US + 4.91%), 09/25/2047 (a)	2,533,500	2,760,119
Series 2019-FTR4, Class B2, 9.47% (30 day avg SOFR US + 5.11%), 11/25/2047 (a)	2,800,000	3,060,833
Freddie Mac Structured Agency Credit Risk Debt Notes
Series 2024-DNA2, Class M2, 6.05% (30 day avg SOFR US + 1.70%), 05/25/2044 (a)	1,300,000	1,311,308
Series 2025-HQA1, Class M2, 5.99% (30 day avg SOFR US + 1.65%), 02/25/2045 (a)	2,000,000	2,005,000
Freddie Mac Structured Agency Credit Risk REMIC Trust
Series 2020-DNA2, Class B2, 9.27% (30 day avg SOFR US + 4.91%), 02/25/2050 (a)	2,590,000	2,844,548
Series 2020-HQA1, Class B2, 9.57% (30 day avg SOFR US + 5.21%), 01/25/2050 (a)	2,300,000	2,552,023
Freddie Mac Whole Loan Securities Trust
Series 2017-SC01, Class M2, 3.64%, 12/25/2046 (a)(c)	595,000	536,918
Series 2017-SC02, Class M2, 3.86%, 05/25/2047 (a)(c)	1,411,000	1,318,058
GreenPoint Mortgage Funding Trust, Series 2005-AR4, Class 4A1A, 5.05% (1 mo. Term SOFR + 0.73%), 10/25/2045	9,417,109	8,872,180
GSAA Home Equity Trust, Series 2006-5, Class 2A1, 4.57% (1 mo. Term SOFR + 0.25%), 03/25/2036	24,004	7,765
Imperial Fund Mortgage Trust, Series 2020-NQM1, Class B1, 4.00%, 10/25/2055 (a)(c)	1,602,000	1,433,133
JP Morgan Mortgage Trust
Series 2019-5, Class B5, 4.45%, 11/25/2049 (a)(c)	1,232,439	1,051,178
Series 2019-5, Class B6, 4.29%, 11/25/2049 (a)(c)	3,606,176	2,255,892
Series 2019-HYB1, Class B4, 4.93%, 10/25/2049 (a)(c)	4,949,232	4,937,256
Series 2020-2, Class B6Z, 6.85%, 07/25/2050 (a)(c)	3,864,437	2,843,976
Series 2021-3, Class A3X, 0.50%, 07/25/2051 (a)(c)(d)	54,916,316	1,680,769
Series 2022-INV1, Class B4, 3.29%, 03/25/2052 (a)(c)	3,263,778	2,641,177
Series 2023-2, Class B2, 5.64%, 07/25/2053 (a)(c)	3,099,721	2,983,177
Series 2024-CCM1, Class A9, 6.00%, 04/25/2055 (a)(c)	3,876,124	3,898,532
JP Morgan Wealth Management
Series 2021-CL1, Class M4, 7.10% (30 day avg SOFR US + 2.75%), 03/25/2051 (a)	869,843	872,056
Series 2021-CL1, Class M5, 8.20% (30 day avg SOFR US + 3.85%), 03/25/2051 (a)	592,054	542,248
Merrill Lynch Mortgage Investors Trust, Series 2005-AR1, Class M2, 5.44% (1 mo. Term SOFR + 1.12%), 06/25/2036	1,853,657	1,474,713
Mill City Mortgage Loan Trust, Series 2019-1, Class B1, 3.50%, 10/25/2069 (a)(c)	2,245,863	1,945,492
Morgan Stanley Residential Mortgage Loan Trust, Series 2024-INV4, Class A11, 5.50%, 09/25/2054 (a)(c)	2,662,921	2,642,174
New Residential Mortgage Loan Trust
Series 2021-NQ2R, Class B1, 3.01%, 10/25/2058 (a)(c)	2,034,000	1,871,268
Series 2021-NQ2R, Class B2, 3.96%, 10/25/2058 (a)(c)	1,813,000	1,784,650
NMLT Trust, Series 2021-INV1, Class B1, 3.61%, 05/25/2056 (a)(c)	2,326,000	1,835,769
Onslow Bay Mortgage Loan Trust, Series 2024-NQM2, Class M1, 6.86%, 12/25/2063 (a)(c)	1,238,000	1,255,877
Point Securitization Trust 2023-1, Series 2024-1, Class A1, 6.50%, 06/25/2054 (a)	2,931,154	2,917,353
PRKCM Trust, Series 2022-AFC2, Class M1, 6.15%, 08/25/2057 (a)(c)	3,080,000	3,078,399
Progress Residential Trust, Series 2021-SFR10, Class G, 4.86%, 12/17/2040 (a)	4,159,708	3,996,080
PRPM LLC
Series 2024-4, Class A1, 6.41%, 08/25/2029 (a)(b)	928,549	937,164
Series 2024-6, Class A1, 5.70%, 11/25/2029 (a)(b)	1,943,390	1,964,413
Series 2024-RCF1, Class A1, 4.00%, 01/25/2054 (a)(b)	675,720	664,085
Series 2024-RCF2, Class A2, 3.75%, 03/25/2054 (a)(b)	1,758,000	1,671,371
RAAC Series Trust, Series 2004-SP1, Class AI3, 6.12%, 03/25/2034 (b)	496	492
Radnor Re Ltd.
Series 2023-1, Class M1A, 7.05% (30 day avg SOFR US + 2.70%), 07/25/2033 (a)	723,568	728,863
Series 2023-1, Class M1B, 8.70% (30 day avg SOFR US + 4.35%), 07/25/2033 (a)	1,250,000	1,299,639
RALI Series Trust, Series 2006-QS6, Class 1AV, 0.77%, 06/25/2036 (c)(d)	4,213,102	85,673
RAMP Series Trust, Series 2007-RS1, Class A3, 4.77% (1 mo. Term SOFR + 0.45%), 02/25/2037	9,723,687	2,179,083
Residential Accredit Loans, Inc. Series Trust
Series 2006-QS18, Class 1A1, 5.03% (1 mo. Term SOFR + 0.71%), 12/25/2036	1,975,278	1,683,129
Series 2008-QR1, Class 2A1, 4.93% (1 mo. Term SOFR + 0.61%), 09/25/2036	1,246,211	890,545
Residential Funding Securities Corp., Series 2002-RP1, Class A1, 5.29% (1 mo. Term SOFR + 0.97%), 03/25/2033 (a)	312,429	304,169
SAIF Securitization Trust, Series 2024-CES1, Class A1, 5.97%, 07/25/2054 (a)(b)	2,808,288	2,809,425
Seasoned Credit Risk Transfer Trust
Series 2018-2, Class BX, 2.70%, 11/25/2057 (c)	3,128,064	1,146,429
Series 2018-2, Class XSIO, 0.07%, 11/25/2057 (c)(d)	368,668,550	999,276
Sequoia Mortgage Trust, Series 2025-2, Class A19, 6.00%, 03/25/2055 (a)(c)	2,500,000	2,523,828
SGR Residential Mortgage Trust, Series 2022-2, Class A3, 5.35%, 08/25/2062 (a)(c)	802,454	799,269
Star Trust
Series 2021-SFR1, Class H, 8.88% (1 mo. Term SOFR + 4.56%), 04/17/2038 (a)	1,000,000	974,875
Series 2021-SFR2, Class H, 8.58% (1 mo. Term SOFR + 4.26%), 01/17/2039 (a)	746,643	720,576
Starwood Mortgage Residential Trust
Series 2020-3, Class B2, 4.75%, 04/25/2065 (a)(c)	1,460,000	1,215,060
Series 2020-INV1, Class B2, 4.26%, 11/25/2055 (a)	1,000,000	918,267
Structured Adjustable Rate Mortgage Loan Trust, Series 2005-21, Class 3A1, 4.53%, 11/25/2035 (c)	16,646	15,239
Toorak Mortgage Corp., Series 2024-RRTL2, Class A1, 5.50%, 09/25/2039 (a)(b)	3,000,000	3,004,605
Toorak Mortgage Trust, Series 2024-RRTL1, Class A2, 7.57%, 02/25/2039 (a)(b)	1,200,000	1,223,378
Towd Point Mortgage Trust
Series 2018-6, Class B2, 3.95%, 03/25/2058 (a)(c)	2,750,000	2,318,010
Series 2019-1, Class B2, 3.76%, 03/25/2058 (a)(c)	4,000,000	3,200,224
Series 2019-HY1, Class B3, 6.58% (1 mo. Term SOFR + 2.26%), 10/25/2048 (a)	6,170,000	5,788,162
Series 2019-HY2, Class B2, 6.68% (1 mo. Term SOFR + 2.36%), 05/25/2058 (a)	1,000,000	977,433
Series 2019-HY2, Class B4, 6.68% (1 mo. Term SOFR + 2.36%), 05/25/2058 (a)	1,836,000	1,549,720
Series 2019-HY3, Class B1, 6.43% (1 mo. Term SOFR + 2.11%), 10/25/2059 (a)	4,704,000	4,790,786
Series 2019-HY3, Class B2, 6.43% (1 mo. Term SOFR + 2.11%), 10/25/2059 (a)	3,320,000	3,289,137
Series 2019-HY3, Class B3, 6.43% (1 mo. Term SOFR + 2.11%), 10/25/2059 (a)	1,106,000	969,512
Series 2019-HY3, Class B4, 6.43% (1 mo. Term SOFR + 2.11%), 10/25/2059 (a)	1,105,000	919,284
Series 2024-CES1, Class A1B, 6.05%, 01/25/2064 (a)(c)	581,602	586,399
Series 2024-CES6, Class A2, 6.00%, 11/25/2064 (a)(b)	1,500,000	1,524,425
UWM Mortgage Trust, Series 2021-INV4, Class B4, 3.22%, 12/25/2051 (a)(c)	2,794,004	2,230,892
Verus Securitization Trust
Series 2019-INV3, Class B2, 4.79%, 11/25/2059 (a)(c)	1,000,000	956,044
Series 2021-5, Class B2, 3.94%, 09/25/2066 (a)(c)	2,000,000	1,493,684
Series 2021-8, Class B2, 4.33%, 11/25/2066 (a)(c)	795,000	649,995
Series 2021-R3, Class B2, 4.07%, 04/25/2064 (a)(c)	3,609,000	3,222,345
Washington Mutual Mortgage Pass-Through Certificates Series Trust, Series 2007-4, Class 1A5, 7.00%, 06/25/2037	4,635,197	2,416,648
TOTAL NON-AGENCY RESIDENTIAL MORTGAGE-BACKED SECURITIES (Cost $215,569,444)		198,360,876

NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES - 28.9%	Par	Value
Atrium Hotel Portfolio Trust, Series 2024-ATRM, Class E, 9.52%, 11/10/2029 (a)(c)	3,000,000	3,107,913
BANK5 Trust, Series 2024-5YR7, Class D, 4.00%, 06/15/2057 (a)	3,119,500	2,825,414
Bayview Commercial Asset Trust
Series 2006-2A, Class M3, 4.96% (1 mo. Term SOFR + 0.64%), 07/25/2036 (a)	658,272	621,975
Series 2006-3A, Class M1, 4.94% (1 mo. Term SOFR + 0.62%), 10/25/2036 (a)	481,166	459,218
Blackstone Mortgage Trust, Inc., Series 2021-FL4, Class A, 5.48% (1 mo. Term SOFR + 1.16%), 05/15/2038 (a)	2,472,855	2,451,167
BPR Trust, Series 2023-STON, Class D, 7.87%, 12/05/2039 (a)(c)	2,500,000	2,462,851
BX Trust, Series 2021-ARIA, Class G, 0.00% (1 mo. Term SOFR + 3.26%), 10/15/2036 (a)	4,000,000	3,985,569
BXMT Ltd.
Series 2020-FL2, Class C, 6.08% (1 mo. Term SOFR + 1.76%), 02/15/2038 (a)	2,000,000	1,952,812
Series 2020-FL3, Class A, 6.33% (1 mo. Term SOFR + 1.51%), 11/15/2037 (a)	841,637	841,561
Series 2020-FL3, Class AS, 6.18% (1 mo. Term SOFR + 1.86%), 11/15/2037 (a)	1,500,000	1,504,387
Series 2020-FL3, Class C, 6.98% (1 mo. Term SOFR + 2.66%), 11/15/2037 (a)	4,000,000	3,960,593
CFK Trust, Series 2020-MF2, Class D, 3.35%, 03/15/2039 (a)	4,300,000	3,680,681
Federal Home Loan Mortgage Corp.
Series 2024-MN9, Class B1, 10.35% (30 day avg SOFR US + 6.00%), 10/25/2044 (a)	2,950,000	3,105,873
Series 2024-MN9, Class M2, 7.60% (30 day avg SOFR US + 3.25%), 10/25/2044 (a)	1,250,000	1,273,847
Freddie Mac Mscr Trust Mn10, Series 2025-MN10, Class B1, 9.27% (30 day avg SOFR US + 4.95%), 02/25/2045 (a)	1,000,000	1,003,387
Freddie Mac Multi-Family Structured Credit Risk
Series 2021-MN2, Class M2, 7.70% (30 day avg SOFR US + 3.35%), 07/25/2041 (a)	5,000,000	5,000,265
Series 2021-MN3, Class B1, 11.20% (30 day avg SOFR US + 6.85%), 11/25/2051 (a)	6,063,000	6,512,510
Granite Point Mortgage Trust, Inc., Series 2021-FL4, Class C, 6.78% (1 mo. Term SOFR + 2.46%), 12/15/2036 (a)	3,500,000	3,335,681
Greystone Commercial Real Estate Ltd., Series 2024-HC3, Class B, 7.94% (1 mo. Term SOFR + 3.63%), 03/15/2041 (a)	2,075,000	2,088,739
Greystone Commercial Real Estate Notes, Series 2024-HC3, Class D, 9.64% (1 mo. Term SOFR + 5.33%), 03/15/2041 (a)	1,500,000	1,513,534
GS Mortgage Securities Corp. II, Series 2024-MARK, Class D, 7.70% (1 mo. Term SOFR + 3.39%), 06/15/2034 (a)	3,150,000	3,182,385
Harvest Commercial Capital Loan Trust
Series 2024-1, Class M2, 6.90%, 10/25/2056 (c)	1,931,343	1,972,929
Series 2024-1, Class M3, 7.55%, 10/25/2056 (c)	1,229,215	1,250,940
Series 2025-1, Class M4, 9.04%, 06/25/2057 (c)	3,000,000	2,992,363
Series 2025-1, Class M5, 9.04%, 06/25/2057 (c)(e)	2,000,000	1,886,094
JP Morgan Chase Commercial Mortgage Securities
Series 2018-AON, Class A, 4.13%, 07/05/2031 (a)	4,371,000	4,083,817
Series 2021-NYAH, Class D, 6.22% (1 mo. Term SOFR + 1.90%), 06/15/2038 (a)	3,200,000	3,015,422
Series 2022-NLP, Class E, 0.00% (1 mo. Term SOFR + 2.61%), 04/15/2037 (a)	4,979,026	4,790,682
Madison Avenue Trust, Series 2015-11MD, Class D, 3.55%, 09/10/2035 (a)(c)	2,500,000	2,400,131
Morgan Stanley ABS Capital I, Inc., Series 2024-BPR2, Class A, 7.29%, 05/05/2029 (a)	6,586,149	6,906,448
Morgan Stanley Capital I Trust, Series 2014-150E, Class A, 3.91%, 09/09/2032 (a)	1,150,000	1,044,302
Multi-Family Connecticut Avenue Securities Trust
Series 2019-01, Class B10, 9.97% (30 day avg SOFR US + 5.61%), 10/25/2049 (a)	2,384,000	2,436,228
Series 2019-01, Class M10, 7.72% (30 day avg SOFR US + 3.36%), 10/25/2049 (a)	2,091,321	2,128,926
Series 2023-01, Class B1, 14.10% (30 day avg SOFR US + 9.75%), 11/25/2053 (a)	1,485,000	1,751,045
Multi-Family Housing Mortgage Loan Trust, Series 2024-FL14, Class D, 9.15% (1 mo. Term SOFR + 4.84%), 03/19/2039 (a)	2,500,000	2,539,590
Starwood Property Mortgage Trust, Series 2021-FL2, Class D, 7.23% (1 mo. Term SOFR + 2.91%), 04/18/2038 (a)	4,780,000	4,696,189
Velocity Commercial Capital Loan Trust, Series 2019-1, Class M5, 5.70%, 03/25/2049 (a)(c)	432,428	374,078
TOTAL NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (Cost $97,050,416)		99,139,546

ASSET-BACKED SECURITIES - 9.1%	Par	Value
Aligned Data Centers Issuer LLC, Series 2021-1A, Class A2, 1.94%, 08/15/2046 (a)	3,669,000	3,517,215
Apollo Aviation Securitization Equity Trust
Series 2019-2, Class A, 3.38%, 10/16/2039 (a)	1,574,793	1,520,656
Series 2024-1A, Class A2, 6.26%, 05/16/2049 (a)	1,085,567	1,123,451
Aqua Finance Trust, Series 2021-A, Class A, 1.54%, 07/17/2046 (a)	2,202,701	2,053,189
AVANT Loans Funding Trust, Series 2024-REV1, Class B, 6.17%, 10/15/2033 (a)	3,500,000	3,569,828
Foundation Finance Trust, Series 2024-2A, Class C, 5.32%, 03/15/2050 (a)	3,000,000	3,010,412
Labrador Aviation Finance Ltd., Series 2016-1A, Class A1, 4.30%, 01/15/2042 (a)	1,604,892	1,553,651
Pagaya AI Debt Selection Trust, Series 2024-8, Class D, 6.53%, 01/15/2032 (a)	1,999,911	2,017,941
Pioneer Aircraft Finance Ltd., Series 2019-1, Class A, 3.97%, 06/15/2044 (a)	1,986,063	1,922,852
Sabey Data Center Issuer LLC
Series 2022-1, Class A2, 5.00%, 06/20/2047 (a)	2,820,000	2,786,837
Series 2023-1, Class A2, 6.25%, 04/20/2048 (a)	3,000,000	3,035,294
SoFi Professional Loan Program LLC, Series 2021-B, Class AFX, 1.14%, 02/15/2047 (a)	1,225,427	1,070,982
Thunderbolt Aircraft Lease, Series 2019-1, Class A, 3.67%, 11/15/2039 (a)	2,063,617	1,963,947
Volofin Finance Designated Activity Co., Series 2024-1A, Class A, 5.94%, 06/15/2037 (a)	1,947,571	1,975,933
TOTAL ASSET-BACKED SECURITIES (Cost $30,646,361)		31,122,188

AGENCY RESIDENTIAL MORTGAGE-BACKED SECURITIES - 0.6%	Par	Value
FARM Mortgage Trust, Series 2024-2, Class B, 5.60%, 08/01/2054 (a)(c)	2,445,429	2,175,897
Federal National Mortgage Association, Pool 888534, 5.00%, 08/01/2037	3,211	3,198
FNMA Grantor Trust
Series 2003-T2, Class A1, 4.75% (30 day avg SOFR US + 0.39%), 03/25/2033	18,143	17,985
Series 2004-T3, Class 2A, 5.08%, 08/25/2043 (c)	20,286	20,354
FNMA REMIC Trust
Series 2007-30, Class ZM, 4.25%, 04/25/2037 (f)	66,294	62,297
Series 2007-W8, Class 1A5, 6.54%, 09/25/2037 (c)	5,352	5,278
TOTAL AGENCY RESIDENTIAL MORTGAGE-BACKED SECURITIES (Cost $2,270,116)		2,285,009

AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES - 0.0%(g)	Par	Value
Fannie Mae-Aces, Series 2006-M1, Class IO, 0.23%, 03/25/2036 (c)(d)	455,379	8
Government National Mortgage Association
Series 2002-28, Class IO, 1.11%, 01/16/2042 (c)(d)	5,206	1
Series 2005-23, Class IO, 0.00%, 06/17/2045 (c)(d)	103,293	0
Series 2006-68, Class IO, 0.42%, 05/16/2046 (c)(d)	32,437	1
TOTAL AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (Cost $1,438)		10

COMMON STOCKS - 0.0%(g)	Shares	Value
Energy - 0.0%(g)
NewStream Energy Technologies Group, Inc. (e)(h)	1,537,500	0
TOTAL COMMON STOCKS (Cost $749,058)		0

SHORT-TERM INVESTMENTS - 4.9%	Shares	Value
Money Market Funds - 4.9%
First American Government Obligations Fund - Class X, 4.29% (i)	16,661,213	16,661,213
TOTAL SHORT-TERM INVESTMENTS (Cost $16,661,213)		16,661,213

TOTAL INVESTMENTS - 101.3% (Cost $362,948,046)		347,568,842
Liabilities in Excess of Other Assets - (1.3)%		(4,509,124)
TOTAL NET ASSETS - 100.0%		$343,059,718
two		–%
Percentages are stated as a percent of net assets.		–%

REMIC - Real Estate Mortgage Investment Conduit
SOFR - Secured Overnight Financing Rate

(a)
Security is exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may only be resold in transactions exempt from registration to qualified institutional investors. As of February 28, 2025, the value of these securities total $299,558,907 or 87.3% of the Fund’s net assets.

(b)	Step coupon bond. The rate disclosed is as of February 28, 2025.
(c)
Coupon rate is variable based on the weighted average coupon of the underlying collateral. To the extent the weighted average coupon of the underlying assets which comprise the collateral increases or decreases, the coupon rate of this security will increase or decrease correspondingly. The rate disclosed is as of February 28, 2025.

(d)	Interest only security.
(e)
Fair value determined using significant unobservable inputs in accordance with procedures established by and under the supervision of the Adviser, acting as Valuation Designee. These securities represented $1,886,094 or 0.5% of net assets as of February 28, 2025.

(f)
DL Custom Z Tranche - This security accrues interest which is added to the outstanding principal balance. The interest payment will be deferred until all other tranches in the structure are paid off. The rate disclosed is as of February 28, 2025.

(g)	Represents less than 0.05% of net assets.
(h)	Non-income producing security.
(i)	The rate shown represents the 7-day annualized effective yield as of February 28, 2025.

Summary of Fair Value Disclosure as of February 28, 2025 (Unaudited)

Medalist Partners MBS Total Return Fund has adopted authoritative fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below. The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The following is a summary of the fair valuation hierarchy of the Fund’s securities as of February 28, 2025:

	Level 1	Level 2	Level 3		Total
Investments:
Non-Agency Residential Mortgage-Backed Securities	$–	$198,360,876	$–		$198,360,876
Non-Agency Commercial Mortgage-Backed Securities	–	97,253,452	1,886,094		99,139,546
Asset-Backed Securities	–	31,122,188	–		31,122,188
Agency Residential Mortgage-Backed Securities	–	2,285,009	–		2,285,009
Agency Commercial Mortgage-Backed Securities	–	10	–		10
Common Stocks	–	–	–	(a)	–	(a)
Money Market Funds	16,661,213	–	–		16,661,213
Total Investments	$16,661,213	$329,021,535	$1,886,094		$347,568,842

Changes in valuation techniques may result in transfers into or out of assigned levels within the fair value hierarchy. There were no transfers into or out of Level 3 during the reporting period as compared to the security classifications from the prior year’s annual report.

(a)	Amount is less than $0.50.